Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

27. Commitments and Contingencies

The Company leases offices, offline experience centers, customer service centers and logistics centers for operation under operating leases. Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year included in is Note 25.

Except for those disclosed above, the Group did not have any significant capital or other commitments or guarantees as of 2019.